Note 26 - Provisions - Disbursement Expectative (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Provisions	R$ 599.2	R$ 681.6
Not later than one year [member]
Statement Line Items [Line Items]
Provisions	173.0
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Provisions	287.9
Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Provisions	117.5
Later than five years [member]
Statement Line Items [Line Items]
Provisions	20.8
Restructuring provision [member]
Statement Line Items [Line Items]
Provisions	8.8	8.1
Restructuring provision [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	7.9
Restructuring provision [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Provisions
Restructuring provision [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Provisions	0.9
Restructuring provision [member] | Later than five years [member]
Statement Line Items [Line Items]
Provisions
Provision for taxes other than income tax [member]
Statement Line Items [Line Items]
Provisions	137.8	226.3
Provision for taxes other than income tax [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	25.7
Provision for taxes other than income tax [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Provisions	100.5
Provision for taxes other than income tax [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Provisions	2.8
Provision for taxes other than income tax [member] | Later than five years [member]
Statement Line Items [Line Items]
Provisions	8.8
Provision for income tax [member]
Statement Line Items [Line Items]
Provisions	169.3	157.0
Provision for income tax [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	33.6
Provision for income tax [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Provisions	110.7
Provision for income tax [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Provisions	25.0
Provision for income tax [member] | Later than five years [member]
Statement Line Items [Line Items]
Provisions
Provisions for labor [member]
Statement Line Items [Line Items]
Provisions	118.2	129.5
Provisions for labor [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	79.9
Provisions for labor [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Provisions	18.5
Provisions for labor [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Provisions	13.0
Provisions for labor [member] | Later than five years [member]
Statement Line Items [Line Items]
Provisions	6.8
Legal proceedings provision [member]
Statement Line Items [Line Items]
Provisions	54.9	35.2
Legal proceedings provision [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	17.3
Legal proceedings provision [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Provisions	32.0
Legal proceedings provision [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Provisions	3.3
Legal proceedings provision [member] | Later than five years [member]
Statement Line Items [Line Items]
Provisions	2.3
Miscellaneous other provisions [member]
Statement Line Items [Line Items]
Provisions	110.2	125.5
Miscellaneous other provisions [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	8.6
Miscellaneous other provisions [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Provisions	26.2
Miscellaneous other provisions [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Provisions	72.5
Miscellaneous other provisions [member] | Later than five years [member]
Statement Line Items [Line Items]
Provisions	2.9
Total contingent provisions [member]
Statement Line Items [Line Items]
Provisions	590.4	R$ 673.5
Total contingent provisions [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	165.1
Total contingent provisions [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Provisions	287.9
Total contingent provisions [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Provisions	116.6
Total contingent provisions [member] | Later than five years [member]
Statement Line Items [Line Items]
Provisions	R$ 20.8